Operating Segment Information and Concentrations of Risk - Summary of Gross Sales by Major Customers (Detail) (USA & Europe Fibre Cement [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Gross Sales of Major Customers	$ 313.8	$ 360.7	$ 343.1
Customer A [Member]
Segment Reporting Information [Line Items]
Gross Sales of Major Customers	174.2	223.0	207.4
Gross sales percentage	11.70%	16.90%	16.80%
Customer B [Member]
Segment Reporting Information [Line Items]
Gross Sales of Major Customers	$ 139.6	$ 137.7	$ 135.7
Gross sales percentage	9.30%	10.40%	11.00%